MFS® Municipal Limited Maturity Fund
MFS® Municipal Limited Maturity Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is September 28, 2015. MFS® Municipal Limited Maturity Fund
Effective immediately, the row for the Barclays 1-9 Year Municipal Bond Index in the "Performance Table" in the sub-section entitled "Performance Information" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MFS® Municipal Limited Maturity Fund | Barclays 1-9 Year Municipal Bond Index	Barclays 1-9 Year Municipal Bond Index	3.38%	3.10%	3.66%